General Information	12 Months Ended
Dec. 31, 2020
Disclosure Of Detailed Information About Businesses And Intragroup Relationship Of Group [Abstract]
General Information
1.	GENERAL INFORMATION

ASLAN Pharmaceuticals Limited (“ASLAN Cayman”) was incorporated in the Cayman Islands in June 2014 and is the listing vehicle for the listing on the Nasdaq Global Market sponsored with its issuance of American Depositary Shares (“ADSs”) in the United States. ASLAN Cayman and its subsidiaries (collectively referred to as the "Company”) is a clinical-stage immunology focused biopharmaceutical company developing innovative treatments to transform the lives of patients.

The Company’s portfolio is led by ASLAN004, a potential first-in-class human monoclonal antibody that binds to the IL-13 receptor α1 subunit (IL-13Rα1), blocking signaling of two pro-inflammatory cytokines, IL-4 and IL-13 which are central to triggering symptoms of atopic dermatitis, such as redness and itching of the skin.

The main businesses and intragroup relationships of the Company were as follows as of December 31, 2020:

Name	Place of Incorporation	Date of Incorporation	Main Business
ASLAN Pharmaceuticals Limited	Cayman Islands	June 2014	Investment holding
ASLAN Pharmaceuticals Pte. Ltd.	Singapore	April 2010	New drug research and development
ASLAN Pharmaceuticals Taiwan Limited	Taiwan	November 2013	New drug research and development
ASLAN Pharmaceuticals Australia Pty Ltd.	Australia	July 2014	New drug research and development
ASLAN Pharmaceuticals Hong Kong Limited	Hong Kong	July 2015	New drug research and development
ASLAN Pharmaceuticals (Shanghai) Co. Ltd.	China	May 2016	New drug research and development
ASLAN Pharmaceuticals (USA) Inc.	United States of America	October 2018	New drug research and development
Jaguahr Therapeutics Pte. Ltd.	Singapore	August 2019	New drug research and development

ASLAN Pharmaceuticals Pte. Ltd. was incorporated in Singapore in April 2010 and ASLAN Pharmaceuticals Limited was incorporated in Cayman Islands in June 2014 as the listing vehicle for the initial public offering and listing on the Taipei Exchange, or TPEx. The Company’s ADSs have been listed on the Nasdaq Global Market since May 2018 and the ordinary shares were previously listed on TPEx. In August 2020, the Company’s ordinary shares ceased trading on TPEx, and in September 2020, the Company’s shareholders approved the cessation of the public company status in Taiwan, resulting in Nasdaq being the primary listing of the Company’s securities. In September 2020, the Company received confirmation from the Financial Supervisory Commission of Taiwan, or the FSC, confirming the removal of the public company status in Taiwan. As a result, the Company is no longer bound by the rules and regulations of the FSC or TPEx.

The Company has financed its operations to date primarily through the issuance of common shares. The Company has incurred net losses since inception. Please refer to Notes 22, 23 and 28 for details of the Company’s current fundraising plan.

In addition to its main product candidates, the Company has other earlier stage products candidates in development. On October 15, 2019, the Company established a joint venture with Bukwang Pharmaceutical Co., Ltd., a leading research and development focused Korean pharmaceutical company, to develop antagonists of the aryl hydrocarbon receptor (AhR). The joint venture company, in which the Company currently owns a controlling stake, is called Jaguahr Therapeutics Pte. Ltd.

Both the reporting and functional currency of the Company is the U.S. dollar.